INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Summary of income tax expense
Income tax expense consisted of the following for the years ended December 31:

	2018	2017	2016

Current income taxes
Current year	477	397	615
Adjustments in respect of previous years	9	(28)	(3)
Total current income taxes	486	369	612

Deferred income taxes
Origination / reversal of temporary differences	(419)	(159)	(217)
Changes in tax rates	6	10	(7)
Current year tax losses unrecognized	283	146	172
Recognition / utilization of previously unrecognized tax losses or tax credits	(16)	—	(15)
Derecognition of previously recognized tax losses	—	—	95
Write off deferred tax assets	—	20	—
Adjustments in respect of previous years	28	86	—
Other	1	—	(5)
Total deferred tax expense	(117)	103	23

Income tax expense	369	472	635

Summary of reconciliation between statutory and effective income tax
The table below outlines the reconciliation between the statutory tax rate in the Netherlands (25%) and the effective income tax rates for the Group, together with the corresponding amounts, for the years ended December 31:

	2018	2017	2016

Profit / (loss) before tax from continuing operations	(248)	328	288
Income tax benefit / (expense) at statutory tax rate (25.0%)	62	(82)	(72)

Difference due to the effects of:
Different tax rates in different jurisdictions	89	84	(152)
Non-deductible expenses	(120)	(117)	(89)
Non-taxable income	49	35	66
Adjustments in respect of previous years	(39)	(52)	3
Movement in (un)recognized deferred tax assets	(354)	(166)	(247)
Withholding taxes	45	(123)	(62)
Tax claims	(17)	(24)	(59)
Change in income tax rate	(6)	(10)	7
Minimum taxes and other	(78)	(17)	(30)

Income tax benefit / (expense)	(369)	(472)	(635)

Effective tax rate	-148.8%	143.9%	220.5%

Reason	Explanation
Different tax rates in different jurisdictions
Certain jurisdictions in which VEON operates have income tax rates which are different to the Dutch statutory tax rate of 25%. Profitability in countries with higher tax rates (including Pakistan, Uzbekistan and Bangladesh) has a negative impact on the effective tax rate.

Non-deductible expenses
Impairment losses on property and equipment, intangible assets and goodwill are generally treated as non-deductible expenses for tax purposes, except where the impairment loss results in a change to a temporary difference. In 2018, impairment losses described in Note 11 had a negative impact on the effective tax rate, except for Bangladesh, where existing deferred tax liabilities on these assets had the effect of offsetting this impact.

Non-taxable income
The Group earns non-taxable income primarily in its holding companies, relating to gains on sale of subsidiaries, unrealized foreign exchange gains and certain income classified as non-taxable in accordance with the Final Tax Regime in Pakistan.

Adjustments in respect of previous years
The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties (see ‘Sources of estimation uncertainty’ below).
The effect of prior year adjustments mainly related to updated tax positions in these countries.

Movement in (un)recognized deferred tax assets
Movements in recognized deferred tax assets are primarily caused by tax losses for which no deferred tax asset has been recognized.
This generally occurs in holding entities in the Netherlands (2018: $147, 2017: $112, 2016: $247) and in GTH (2018: $213, 2017: $49, 2016: $21).

Withholding taxes
Withholding taxes are recognized to the extent that dividends from foreign operations are expected to be paid in the foreseeable future.
In 2018, the cancellation of dividends in Pakistan resulted in a reversal of withholding tax liabilities equal to US$45. In previous years, expenses relating to withholding taxes were primarily influence by dividends expected from Russia, Algeria and Pakistan.

Tax claims	Tax claims relate primarily to increases in uncertain tax positions in GTH.
Change in income tax rate
Changes in tax rates impact the valuation of existing temporary differences.
The nominal tax rates in decreased Uzbekistan in 2018 and 2017, and also decreased in Pakistan in 2018 and 2016. Minimum taxes and other relate primarily to the recording of alternative minimum taxes in Pakistan.

Minimum taxes and other	Minimum taxes and other relate primarily to the recording of alternative minimum and local taxes in Pakistan.

Schedule of deferred tax assets and liabilities in the statement of financial position
The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2018	2017

Deferred tax assets	197	336
Deferred tax liabilities	(180)	(376)

Net deferred tax position	17	(40)

Summary of movements of deferred tax assets and liabilities
The following table shows the movements of the deferred tax assets and liabilities in 2018:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Changes in composition of the group	Other comprehensive & other	Currency translation	Closing balance

Property and equipment	(443)	126	—	(3)	45	(275)
Intangible assets	(165)	94	—	(2)	13	(60)
Trade receivables	36	(6)	—	3	(1)	32
Provisions	33	2	—	(5)	—	30
Accounts payable	133	7	—	(11)	(16)	113

Withholding tax on distributed earnings	(116)	70	—	(3)	(1)	(50)

Tax losses and other balances carried forwards	2,434	(191)	—	(19)	(51)	2,173
Non-recognized deferred tax assets	(1,980)	—	—	25	—	(1,955)

Other	28	15	—	(33)	(1)	9

Net deferred tax positions	(40)	117	—	(48)	(12)	17
The following table shows the movements of the deferred tax assets and liabilities in 2017:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Changes in composition of the group	Other comprehensive & other	Currency translation	Closing balance

Property and equipment	(420)	(6)	—	(13)	(4)	(443)
Intangible assets	(166)	—	—	(4)	5	(165)
Trade receivables	30	19	—	(4)	(9)	36
Provisions	29	3	—	(3)	4	33
Accounts payable	94	38	—	28	(27)	133

Withholding tax on distributed earnings	(73)	(43)	—	1	(1)	(116)

Tax losses and other balances carried forwards	2,270	(47)	—	261	(50)	2,434
Non-recognized deferred tax assets	(1,849)	—	—	(131)	—	(1,980)

Other	97	(67)	—	(35)	33	28

Net deferred tax positions	12	(103)	—	100	(49)	(40)

Summary of amount and expiry date of deductible temporary differences, unused tax losses and other carry forwards
The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2018	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	(83)	—	—	(425)	(508)
Recognized DTA	17	—	—	146	163

Non-recognized losses	(968)	(2,421)	—	(6,346)	(9,735)
Non-recognized DTA	198	497	—	1,260	1,955

Other credits carried forwards expiry
Recognized credits	(55)	—	—	—	(55)
Recognized DTA	55	—	—	—	55

Non-recognized credits	—	—	—	—	—
Non-recognized DTA	—	—	—	—	—

As of December 31, 2017	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	(347)	(12)	—	(833)	(1,192)
Recognized DTA	85	3	—	234	322

Non-recognized losses	(420)	(2,639)	—	(6,396)	(9,455)
Non-recognized DTA	95	660	—	1,232	1,987

Other credits carried forwards expiry
Recognized credits	(68)	—	—	—	(68)
Recognized DTA	68	—	—	—	68

Non-recognized credits	—	—	—	—	—
Non-recognized DTA	—	—	—	—	—